Consolidated Statements of Equity $ in Thousands, $ in Thousands	CAD ($)	USD ($)	Share Capital USD ($) shares	Share Option and Warrant Reserve USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Deficit USD ($)
Balance, shares at Dec. 31, 2019 | shares			64,340,963,000
Balance, amount at Dec. 31, 2019		$ 36,823	$ 129,413	$ 9,992	$ 22	$ (102,604)
Statement [Line Items]
Comprehensive loss for the year	$ 14,230	14,230			23	(14,253)
Distribution recognized upon disposition of Spincos		(23,147)			$ (45)	(23,102)
Shares issued pursuant to offering, net of share issue costs, shares | shares			6,333,984,000
Shares issued pursuant to offering, net of share issue costs, amount		14,753	$ 14,753
Shares issued upon conversion of amended bridge loan, shares | shares			1,318,877,000
Shares issued upon conversion of amended bridge loan, amount		3,334	$ 3,334
Shares issued pursuant to Alturas option, shares | shares			743,187,000
Shares issued pursuant to Alturas option, amount		3,036	$ 3,036
Acquisition of Eastmain, shares | shares			34,100,000,000
Acquisition of Eastmain, amount		117,690	$ 117,690
Shares issued pursuant to private placement, net of share issue costs and flow-through liability, shares | shares			7,750,000,000
Shares issued pursuant to private placement, net of share issue costs and flow-through liability, amount		13,982	$ 13,982
Share options exercised, shares | shares			3,228,182,000
Share options exercised, amount		7,799	$ 12,489	(4,690)
Warrants exercised, shares | shares			8,664,000
Warrants exercised, amount		13	$ 13
Fair value of share options and warrants issued, net of tax, for acquisition of Eastmain		3,450		3,450
Share-based compensation		2,769		2,769
Balance, amount at Dec. 31, 2020	166,272	166,272	$ 294,710	11,521		(139,959)
Balance, shares at Dec. 31, 2020 | shares			117,823,857,000
Statement [Line Items]
Comprehensive loss for the year	(16,790)	(16,790)				(16,790)
Shares issued pursuant to private placement, net of share issue costs and flow-through liability, amount		290	$ 290
Share options exercised, shares | shares			5,834,000
Share options exercised, amount		5	$ 6	(1)
Warrants exercised, shares | shares			101,042,000
Warrants exercised, amount		147	$ 159	(12)
Share-based compensation		2,046		2,046
Shares issued pursuant to the purchase of a royalty, net of share issue costs (note 11, 15b(ii)), Share | shares			328,767,000
Shares issued pursuant to private placement, net of share issue costs, Share (note 15bi) | shares			7,461,450,000
Shares issued pursuant to private placement, net of share issue costs,Amount (note 15bi)		5,385	$ 5,385
Fair value of warrants issued (note 16c)			(5,086)	5,086
Balance, amount at Dec. 31, 2021	$ 157,355	$ 157,355	$ 295,464	$ 18,640		$ (156,749)
Balance, shares at Dec. 31, 2021 | shares			125,720,950